Held to Maturity Securities	12 Months Ended
Dec. 31, 2013
Held to Maturity Securities [Abstract]
HELD-TO-MATURITY SECURITIES

5. HELD-TO-MATURITY Securities

These are debt securities that Huntington has the intent and ability to hold until maturity. The debt securities are carried at amortized cost and adjusted for amortization of premiums and accretion of discounts using the interest method.

During 2013 and 2012, Huntington transferred $292.2 million and $278.7 million, respectively of federal agencies, mortgage-backed securities and other agency securities from the available-for-sale securities portfolio to the held-to-maturity securities portfolio. At the time of the transfer, $0.0 million and $0.1 million, respectively of unrealized net gains were recognized in OCI. The amounts in OCI will be recognized in earnings over the remaining life of the securities as an offset to the adjustment of yield in a manner consistent with the amortization of the premium on the same transferred securities, resulting in an immaterial impact on net income.

Additionally, during 2013 and 2012, Huntington purchased additional federal agencies, mortgage-backed securities and municipal securities, which were classified directly into the held-to-maturity portfolio.

Listed below are the contractual maturities (under 1 year, 1-5 years, 6-10 years, and over 10 years) of held-to-maturity securities at December 31, 2013 and 2012:

	December 31, 2013				December 31, 2012
	Amortized		Fair		Amortized
(dollar amounts in thousands)	Cost		Value		Cost		Fair Value
Federal agencies: mortgage-backed securities:
Under 1 year $	---	$	---	$	---	$	---
1-5 years	---		---		---		---
6-10 years	24,901		22,549		24,901		24,739
Over 10 years	3,574,156		3,506,018		1,624,483		1,672,702
Total Federal agencies: mortgage-backed securities	3,599,057		3,528,567		1,649,384		1,697,441
Other agencies:
Under 1 year	---		---		---		---
1-5 years	---		---		---		---
6-10 years	38,588		39,075		15,108		15,338
Over 10 years	189,999		185,097		69,399		71,341
Total other agencies	228,587		224,172		84,507		86,679
Total U.S. Government backed agencies	3,827,644		3,752,739		1,733,891		1,784,120
Municipal securities:
Under 1 year	---		---		---		---
1-5 years	---		---		---		---
6-10 years	---		---		---		---
Over 10 years	9,023		8,159		9,985		9,985
Total municipal securities	9,023		8,159		9,985		9,985
Total held-to-maturity securities	$3,836,667		$3,760,898		$1,743,876		$1,794,105

The following table provides amortized cost, gross unrealized gains and losses, and fair value by investment category at December 31, 2013 and 2012:

		Unrealized
	Amortized	Gross	Gross	Fair
(dollar amounts in thousands)	Cost	Gains	Losses	Value
December 31, 2013
Federal Agencies:
Mortgage-backed securities	$3,599,057	$5,573	$(76,063)	$3,528,567
Other agencies	228,587	776	(5,191)	224,172
Total U.S. Government
backed securities	3,827,644	6,349	(81,254)	3,752,739
Municipal securities	9,023	---	(864)	8,159
Total held-to-maturity securities	$3,836,667	$6,349	$(82,118)	$3,760,898

		Unrealized
	Amortized	Gross	Gross	Fair
(dollar amounts in thousands)	Cost	Gains	Losses	Value
December 31, 2012
Federal Agencies:
Mortgage-backed securities	$1,649,384	$48,219	$(162)	$1,697,441
Other agencies	84,507	2,172	---	86,679
Total U.S. Government
backed securities	1,733,891	50,391	(162)	1,784,120
Municipal securities	9,985	---	---	9,985
Total held-to-maturity securities	$1,743,876	$50,391	$(162)	$1,794,105

The following tables provide detail on HTM securities with unrealized losses aggregated by investment category and the length of time the individual securities have been in a continuous loss position, at December 31, 2013 and 2012:

	Less than 12 Months			Over 12 Months			Total
	Fair	Unrealized		Fair		Unrealized	Fair	Unrealized
(dollar amounts in thousands )	Value	Losses		Value		Losses	Value	Losses
December 31, 2013
Federal Agencies:
Mortgage-backed securities	$2,849,198	$(73,711)		$22,548		$(2,352)	$2,871,746	$(76,063)
Other agencies	144,417	(5,191)		---		---	144,417	(5,191)
Total U.S. Government backed securities	2,993,615	(78,902)		22,548		(2,352)	3,016,163	(81,254)

Municipal securities	8,159	(864)		---		---	8,159	(864)
Total temporarily impaired securities	$3,001,774	$(79,766)		$22,548		$(2,352)	$3,024,322	$(82,118)

	Less than 12 Months			Over 12 Months			Total
	Fair	Unrealized		Fair		Unrealized	Fair	Unrealized
(dollar amounts in thousands )	Value	Losses		Value		Losses	Value	Losses
December 31, 2012
Federal Agencies:
Mortgage-backed securities	$24,739	$(162)	$	---	$	---	$24,739	$(162)
Total U.S. Government backed securities	24,739	(162)		---		---	24,739	(162)

Total temporarily impaired securities	$24,739	$(162)	$	---	$	---	$24,739	$(162)

Security Impairment

Huntington evaluates the held-to-maturity securities portfolio on a quarterly basis for impairment. Impairment would exist when the present value of the expected cash flows is not sufficient to recover the entire amortized cost basis at the balance sheet date. Under these circumstances, any impairment would be recognized in earnings. As of December 31, 2013, Management has evaluated held-to-maturity securities with unrealized losses for impairment and concluded no OTTI is required.